Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 17:- COMMITMENTS AND CONTINGENCIES

a.	Guarantees and Collaterals:

As of December 31, 2024, the Company has provided performance bank guarantees as security for the performance of various contracts with customers as well as to secure future payments in respect of lease agreements in the amount of $3,329 and $1,093, respectively. As of December 31, 2024, the Company has restricted bank deposits of $23 in favor of the issuing banks.

b.	From time to time, the Company and/or its subsidiaries are subject to legal, administrative and regulatory proceedings, claims, demands and investigations in the ordinary course of business, including claims with respect to intellectual property, contracts, employment and other matters. The Company accrues a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Significant judgment is required in both the determination of probability and the determination as to whether a loss is reasonably estimable. These accruals are reviewed and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter.

Lawsuits have been brought against the Company in the ordinary course of business. The Company intends to defend itself vigorously against those lawsuits.